INCOME TAXES (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Other current assets (Note 17c)	$ 4,876	$ 7,527
Other non-current assets	13,152	13,618
Other current liabilities	(2,567)	(4,143)
Long-term liabilities	(8,157)	(7,984)
Total	$ 7,304	$ 9,018